Document and Entity Information	3 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	iVoiceIdeas, Inc.
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Central Index Key	0001536521
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,762,500
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

iVoiceIdeas, Inc. - Balance Sheets (USD $)	Sep. 30, 2011		Dec. 31, 2010		Dec. 31, 2009
Current Assets:
Cash	$ 37,846		$ 44,922		$ 94,822
TOTAL CURRENT ASSETS	37,846		44,922		94,822
Other Assets
Intangible Property	84,000		45,625
Total Other Assets	84,000		45,625
Total Assets	121,846		90,547		94,822
Stockholders' Equity
Preferred Stock	500	[1]
Common Stock	1,576	[2]	1,615	[2]	1,500	[3]
Additional paid-in capital	188,049		137,110		102,900
Deficit accumulated during the development stage	(68,279)		(48,178)		(9,578)
Total Stockholders' Equity	121,846		90,547		94,822
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 121,846		$ 90,547		$ 94,822

[1]	Series A, $0.0001 par value, 10,000,000 shares authorized, none issued and outstanding at 12/31/09 and 12/31/10, respectively.
[2]	$0.0001 par value, 190,000,000 shares authorized; 16,142,500 issued and outstanding at 12/31/10
[3]	$0.0001 par value, 190,000,000 shares authorized; 15,000,000 issued and outstanding at 12/31/09

iVoiceIdeas, Inc.- Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		114 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
Cash flows from operating activities
Net income (loss) from operations	$ (13,701)	$ (19,103)	$ (21,401)	$ (5,678)	$ (40,779)
Net gain (loss)	(13,701)	(19,103)	(21,401)	(5,678)	(40,779)
Net cash used by operating activities	(13,701)	(19,103)	(21,401)	(5,678)	(40,779)
Cash Flows from Investing Activities
Purchase of investment option		(10,000)	(10,000)		(10,000)
Capitalized intangible property	(38,375)	(38,500)	(38,500)		(76,875)
Net cash provided (used) by investing activities	(38,375)	(48,500)	(48,500)		(86,875)
Cash Flows From Financing Activities
Common Stock Repurchase	(210,000)				(210,000)
Net proceeds from stock issuance for IP acquisition				500	500
Net proceeds from sale of common stock	30,000		20,000	100,000	150,000
Net proceeds from sale of Series A Preferred Stock	225,000				225,000
Net cash provided from financing activities	45,000		20,000	100,500	165,500
NET (INCREASE) DECREASE IN CASH	(7,075)	(67,603)	(49,900)	94,822	37,846
CASH, BEGINNING OF PERIOD	44,922	94,822	94,822
CASH, END OF PERIOD	$ 37,846	$ 27,219	$ 44,922	$ 94,822	$ 37,846

iVoiceIdeas, Inc. - Statements of Operations (USD $)	9 Months Ended		12 Months Ended		114 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
OPERATING EXPENSES
Design and Development				$ 5,632	$ 5,632
General and Administrative	20,101	24,502	28,601	3,946	52,648
TOTAL OPERATING EXPENSES	20,101	24,502	28,601	9,578	28,280
Operating Income (Loss)	(20,101)	(24,502)	(28,601)	(9,578)	(58,280)
Operating Income (Loss) before tax provision (Benefit)	(20,101)	(24,502)	(28,601)	(9,578)	(58,280)
Net Operating Loss	(20,101)	(24,502)	(28,601)	(9,578)	(58,280)
OTHER COMPREHENSIVE INCOME
Interest Income			1		1
Loss on Option		(10,000)	(10,000)		(10,000)
TOTAL COMPREHENSIVE INCOME (LOSS)		(10,000)	(9,999)		(9,999)
Net Loss	$ (20,101)	$ (34,502)	$ (38,600)	$ (9,578)	$ (68,279)
Net Loss per Common Share	$ (0.002)	$ (0.002)	$ (0.002)	$ (0.003)

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

                iVoiceIdeas, Incorporated, formerly Ernest Einstein, Inc.; (the “Company”), a Nevada Corporation, was formed on April 3, 2002. The Company, a development stage entity, is headquartered in Austin, Texas at Arboretum Great Hills, 9600 Great Hills Trail, Austin, TX 78759. The company currently operates “iVoiceIdeas.com”. On June 15, 2009, the company acquired the rights to the ideas, designs, and intellectual property related to “iVoiceIdeas.com”. iVoiceIdeas.com is an emerging social network focused on improving the ways people develop and communicate new ideas and solutions to problems. We have developed new ways for people to initiate and develop ideas and to collaboratively solve problems using our social network internet site and software. Our collaborative idea site also serves as a social media site for users seeking social connections centered on ideas, policy, and problems. The Company’s fiscal year end is December 31.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. We have not generated any income as to date as our BETA version of the website released October 1, 2011. The Company has incurred losses since inception of $68,279. These matters, among others, raise substantial doubt about the ability of the Company to continue as a going concern as noted by our independent auditor in its opinion letter. These financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. In view of these matters, the Company’s ability to continue as a going concern is dependent upon the Company’s ability to raise capital and generate revenue and profits in the future.

Accounting Policies	3 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                Accounting Basis. The Company is currently a development stage enterprise reporting under the provisions of Accounting Standards Codification (“ASC”) 915 “Development Stage Entities,” which was previously Statement of Financial Accounting Standards (“SFAS”) Number 7.

                The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information and with the instructions per regulation S-X. Accordingly, financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included and such statements are of a normal recurring nature. These financial statements should be read in conjunction with other pertinent information contained in our Form S-1 the Company has filed with the Securities and Exchange Commission.

Use of Estimates. The preparation of the Company’s financial statements in accordance with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. These estimates are based on information available as of the date of the financial statements. Therefore, actual results could differ from management’s estimates.

Audited Interim Financial Information. The accompanying financial statements, for the periods ended December 31, 2009 and 2010 and the nine months ended September 30, 2010 and 2011, are audited. The audited interim financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position and results of operations and cash flows for the nine months ended September 30, 2010 and 2011. The financial data and other information disclosed in these notes to the financial statements related to the nine-month periods are audited. The results of the nine months ended September 30, 2011 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2011 or for any other interim period or for any other future year.

Concentrations of Credit Risk. Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with FDIC insured financial institutions in the United States, which management assesses to be of high quality in order to limit exposure of each investment. As of December 31, 2010 and September 30, 2011, all of the Company’s cash has been invested in depository accounts. Credit risk with respect to accounts receivable is as of September 30, 2011, minimal. No funds are due the Company as of the interim date of September 30, 2011.

Cash and Cash Equivalents. Cash equivalents consist of highly liquid short-term instruments with original maturities of three months or less at the time of purchase. As of December 31, 2009 and 2010, and September 30, 2011, cash equivalents consisted of depository accounts.

Dividends. The Company, for the nine months ending September 30, 2011 has not adopted any policy regarding the payment of dividends. No dividends have been paid during the periods shown and none are contemplated in the near future.

Earnings per Share. Earnings per share are calculated by dividing the net income available to shareholders by the weighted average of outstanding number of common shares (basic computation). FASB 128, paragraph 16 states, “no potential common shares shall be included in the computation of any diluted per share amount when a loss from continuing operations exists, even if the entity reports net income.” Per FASB 128, no preferred stock was used to dilute the earnings per share. Since the company experienced a loss, the weighted average of the number of common shares outstanding at the end of each period was used to calculate earnings per share.

Deferred Offering Costs. Deferred offering costs consist primarily of direct incremental accounting fees related to the Company’s proposed initial public offering of its common stock. Upon completion of the initial public offering contemplated herein, incurred amounts will be offset against the proceeds of the offering. If the offering is terminated, the deferred offering costs will be expensed. There were no amounts capitalized as of September 30, 2011.

Revenue Recognition. In general, the Company will recognize revenue when (1) concrete evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured.

The company plans to generate revenue primarily from sale of online advertising presented on its web site. Ads may be either text ads or display ads and are expected to use pay-per-click revenue model.

Advertising Costs. The Company expenses advertising costs as incurred. From the period of inception to date, advertising costs were not material.

Marketing Research Costs. Marketing research costs are expensed when incurred and are included in marketing expense in the accompanying statements of operations.

Property, Plant and Equipment. The Company does not own any real estate or other properties. From June 15, 2009, office space was provided at no cost to the company by Goldbridge Energy Partners, LLC. We have used an imputed value of $600 per month and in the statement of operations and statement of changes in stockholders’ equity. For the periods ending December 31, 2009 and 2010, imputed rent was $3,900 and $7,200, respectively. For the nine months period ending September 30, 2010 and 2011, imputed was $5,400 and $5,400, respectively.

Website and Software Development Costs. The company capitalizes its costs to develop its website and internal use software and when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. Such costs are amortized on a straight-line basis over the estimated use of the useful life of the related asset, which approximates two to three years. Costs incurred prior to meeting these criteria, together with the costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized and expensed over the estimated use of the life of the upgrades.

Stock-Based Compensation. Stock-based compensation expense is measured at the grant date based on the fair value of the award.

          Income Taxes. The Company has incurred losses since inception and therefore, has not been subject to payment of federal income taxes. As of December 31, 2009 and December 31, 2010, the Company estimates an accumulated net operating loss (“NOL”) carryforward of approximately $5,678 and $21,401 respectively, resulting in deferred tax assets of approximately $1,987 and $7,490, respectively. The carryforwards, if not utilized, begin to expire in 2030. Because tax laws in the United States limit the time during which an NOL and tax credit carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take full advantage of NOL and tax credits for federal income tax purposes. Deferred tax assets are not recognized in the above financial statements since they are contingent.

Recently Issued Accounting Pronouncements. The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements, including those not yet effective, is not anticipated to have a material effect of the financial position or results of operations of the Company.

Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

                iVoiceIdeas, Incorporated, formerly Ernest Einstein, Inc.; (the “Company”), a Nevada Corporation, was formed on April 3, 2002. The Company, a development stage entity, is headquartered in Austin, Texas at Arboretum Great Hills, 9600 Great Hills Trail, Austin, TX 78759. The company currently operates “iVoiceIdeas.com”. On June 15, 2009, the company acquired the rights to the ideas, designs, and intellectual property related to “iVoiceIdeas.com”. iVoiceIdeas.com is an emerging social network focused on improving the ways people develop and communicate new ideas and solutions to problems. We have developed new ways for people to initiate and develop ideas and to collaboratively solve problems using our social network internet site and software. Our collaborative idea site also serves as a social media site for users seeking social connections centered on ideas, policy, and problems. The Company’s fiscal year end is December 31.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. We have not generated any income as to date as our BETA version of the website released October 1, 2011. The Company has incurred losses since inception of $68,279. These matters, among others, raise substantial doubt about the ability of the Company to continue as a going concern as noted by our independent auditor in its opinion letter. These financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. In view of these matters, the Company’s ability to continue as a going concern is dependent upon the Company’s ability to raise capital and generate revenue and profits in the future.

Equity	3 Months Ended
Sep. 30, 2011
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]

Note 3. Preferred Stock

            The company has issued a total of 5,000,000 shares of preferred stock, par value $0.0001 per share, of the Corporation are designated as Series A Preferred Stock (the “Series”).  Shares of the Series (“Preferred Shares”) were issued at a value of $0.042 per share to accredited investors investing in the Corporation for a total of $225,000.   The Series ranks senior and prior to the Common Stock, par value $0.0001 per share, of the Corporation (the “Common Stock”), and any additional series of preferred stock which may in the future be issued by the Corporation and are designated in the amendment to the Certificate of Incorporation or the certificate of designation establishing such additional preferred stock as ranking junior to the Class A Preferred Shares.  Dividends may be declared and paid on the Preferred Shares from funds legally available therefor as and when determined by the Board of Directors. The Series shall, with respect to the payment of dividends, rank pari passu with the Common Stock.  The liquidation value per Preferred Share, in case of the voluntary or involuntary liquidation, dissolution or winding-up of the affairs of the Corporation, shall be an amount equal to (i) $7.50 per share (the “Purchase Price”), subject to adjustment in the event of a stock split, stock dividend or similar event applicable to the Series.  Each Holder shall have the right to convert, at any time and from time to time, all or any part of the Preferred Shares held by such Holder into such number of fully paid and non-assessable shares of Common Stock (the “Conversion Shares”).  The number of Conversion Shares to be delivered by the Corporation to a Holder for each Preferred Share pursuant to a Conversion shall be ten common shares for each preferred share held by the Holder of Class A Preferred Shares provided, however, that the number of Conversion Shares issued shall never, when combined with all other then outstanding shares of Common Stock and shares of Common Stock which have been subscribed for or otherwise committed to be issued, exceed the number of shares of Common Stock then authorized to be issued by the Corporation, and in the event that there are insufficient shares of Common Stock authorized to permit the full Conversion contemplated by any Conversion Notice, the Corporation will promptly take all such actions necessary so as to permit the full Conversion contemplated by such Conversion Notice as soon as practicable after receipt by the Corporation of such Conversion Notice.  Each share of the Series shall entitle the holder thereof to that number of votes into which the Class A Preferred Shares into which such share of the Series is then Convertible.  Class A Preferred Shares shall have the right to vote on all matters submitted to the common shareholders for a vote at any time at special or annual meetings of the Corporation.  Fractional votes shall not, however, be permitted, and any fractional voting rights (after aggregating all shares into which shares of the Series held by each holder could be converted) shall be rounded to the nearest whole number (with one-half being rounded upward).

            So long as any Preferred Shares remain outstanding, the Corporation shall not, without the vote or written consent by the holders of at least a majority of the outstanding Preferred Shares, voting together as a single class:

(i)

Redeem, purchase or otherwise acquire for value (or pay into or set aside for a sinking or other analogous fund for such purpose) any share or shares of its Capital Stock, except for (a) a transaction in which all outstanding shares of Preferred Stock are concurrently redeemed, purchased or otherwise acquired, (b) conversion into or exchange for shares of Capital Stock of the Corporation that are both (x) Junior Liquidation Shares, and (y) no greater than pari passu with the Preferred Shares with respect to the payment of dividends, or at a lower than cost, at fair market value, upon the occurrence of certain events, such as the termination of employment;

(ii)

create (whether by merger or otherwise) any new series or class of Capital Stock ranking pari passu with or having a preference over the Series as to redemption or distribution of assets upon a Liquidation Event;

(iii)	increase (whether by merger or otherwise) the authorized number of shares of the Series;
(iv)	issue (whether by merger or otherwise) any securities of the Corporation ranking pari passu with or senior to Preferred Shares as to rights upon a Liquidation Event;
(v)	enter into any definitive agreement or commitment with respect to any of the foregoing; or
(vi)	cause or permit any Subsidiary to engage in or enter into any definitive agreement or commitment with respect to any of the foregoing.

Subsequent Events	3 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 4:  SUBSEQUENT EVENTS.

Subsequent to the period ending September 30, 2011, the Company sold common stock in the amount of $80,000 at a valuation of $0.05 per share to an investor.

Management has reviewed and evaluated subsequent events through the date of January 17, 2011.